Deposits (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deposits From Banking Clients [Line Items]
Time deposits	¥ 981,182	¥ 885,482
Other deposits	225,231	193,105
Total	¥ 1,206,413	¥ 1,078,587